Investments Accounted for Under Equity Method - Summary of Guarantees and Commitments (Detail) - Constellium-Bowling Green [member] - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial guarantees [member]
Disclosure of joint ventures [line items]
Total guarantees and commitments given	€ 11	€ 11
Loan Facility Commitment [member]
Disclosure of joint ventures [line items]
Total guarantees and commitments given	3
Supplier guarantees [member]
Disclosure of joint ventures [line items]
Total guarantees and commitments given	€ 3	€ 3